Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 2,296,462	$ 554,132
Accounts receivable, net	1,684,644	1,429,299
Deferred costs	374,286	1,306,441
Contract assets	897,409	543,838
Total current assets	5,455,979	4,021,110
NON-CURRENT ASSETS
Property, plant, equipment, net	123,101	13,274
Right-of-use assets, operating lease	32,711	119,881
Total non-current assets	2,499,235	453,668
TOTAL ASSETS	7,955,214	4,474,778
Current Liabilities
Other payables and accrued liabilities	235,193	1,096,016
Taxes payables	224,438	155,210
Operating lease liabilities - current	41,019	39,886
Total current liabilities	2,785,688	3,892,365
Non-current liabilities
Operating lease liabilities – non-current		80,237
Total non-current liabilities		80,237
TOTAL LIABILITIES	2,785,688	3,972,602
Commitments
EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 13,125,000 shares issued and outstanding as of September 30, 2023 and 14,931,123 shares issued and outstanding as of September 30, 2024	14,931	13,125
Subscription receivable	(13,125)	(13,125)
Additional paid-in capital	3,454,741	128,205
Retained earnings	1,712,979	373,971
Total shareholders’ equity	5,169,526	502,176
TOTAL LIABILITIES AND EQUITY	7,955,214	4,474,778
Nonrelated Party [Member]
CURRENT ASSETS
Deposits and prepayment	203,178	17,566
NON-CURRENT ASSETS
Deposits and prepayment	1,743,423	320,513
Current Liabilities
Accounts payable	649,183	2,601,253
Related Party [Member]
CURRENT ASSETS
Deposits and prepayment		169,834
NON-CURRENT ASSETS
Deposits and prepayment	600,000
Current Liabilities
Accounts payable	1,627,269
Director [Member]
Current Liabilities
Amount due to a director	$ 8,586